Average Annual Total Returns - Nationwide Diamond Hill Large Cap Concentrated Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	3.16%	10.08%	10.87%	2.98%	5.18%	8.03%	1.98%	6.35%	8.02%	7.58%	10.61%	10.78%	9.77%	11.80%	11.90%	9.53%	11.61%	11.78%	2.80%	9.74%	10.50%